Schedule of Company Nonvested Shares (Details) - $ / shares		9 Months Ended	12 Months Ended
	Apr. 19, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Vested and Exercisable Beginning		64,823
Weighted Average Exercise Price, Unvested and non-exercisable Beginning		$ 5.74
Share based payment award options outstanding granted		254,824	71,558
Weighted Average Grant Date Fair Value Granted
Number of Shares Vested	(130,000)
Number of Shares Cancelled/Forfeited	(190,000)
Number of Options Vested and Exercisable Ending			64,823
Weighted Average Exercise Price, Unvested and non-exercisable Ending			$ 5.74
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Vested and Exercisable Beginning		105,481	39,698
Weighted Average Exercise Price, Unvested and non-exercisable Beginning		$ 0.56	$ 26.16
Share based payment award options outstanding granted		836,800	120,850
Weighted Average Grant Date Fair Value Granted		$ 2.33	$ 5.04
Number of Shares Vested		(196,594)	(50,693)
Weighted Average Grant Date Fair Value Vested		$ 2.90	$ 21.52
Number of Shares Cancelled/Forfeited		(23,379)	(4,375)
Weighted Average Grant Date Fair Value Cancelled/Forfeited		$ 2.21	$ 16.00
Number of Options Vested and Exercisable Ending		722,308	105,481	39,698
Weighted Average Exercise Price, Unvested and non-exercisable Ending		$ 0.71	$ 0.56	$ 26.16